Statement of Stockholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit During Development Stage	Total
Beginning Balance, Amount at Jun. 10, 2009
Beginning Balance, Shares at Jun. 10, 2009
July 21, 2009 - Common Shares issued for cash at $.001, shares	5,000,000
July 21, 2009 - Common Shares issued for cash at $.001, amount	5,000	(2,500)		2,500
August 14, 2009 - Common Shares issued for cash at $.008, shares	1,350,000
August 14, 2009 - Common Shares issued for cash at $.008, amount	1,350	4,050		5,400
August 27, 2009 - Common Shares issued for cash at $.01, shares	900,000
August 27, 2009 - Common Shares issued for cash at $.01, amount	900	3,600		4,500
Net (Loss)			(768)	(768)
Ending Balance, Amount at Aug. 31, 2009	7,250	5,150	(768)	11,632
Ending Balance, Shares at Aug. 31, 2009	7,250,000
October 2, 2009 - Common Shares issued for cash at $.01, shares	2,520,000
October 2, 2009 - Common Shares issued for cash at $.01, amount	2,520	10,080		12,600
Net (Loss)			(1,897)	(1,897)
Ending Balance, Amount at Aug. 31, 2010	9,770	15,230	(2,665)	22,335
Ending Balance, Shares at Aug. 31, 2010	9,770,000
Net (Loss)			(8,105)	(8,105)
Ending Balance, Amount at Aug. 31, 2011	9,770	15,230	(10,770)	14,230
Ending Balance, Shares at Aug. 31, 2011	9,770,000
Forgiveness of debt - Officer Loan		3,000		3,000
Retirement of common stock - Former director, shares	(3,333,333)
Retirement of common stock - Former director, amount	(3,333)	3,333
Net (Loss)			(17,230)	(17,230)
Ending Balance, Amount at Aug. 31, 2012	6,437	21,563	(28,000)
Ending Balance, Shares at Aug. 31, 2012	6,436,667
August 27, 2013 - Purchase of Mix1 assets, shares	3,333,333
August 27, 2013 - Purchase of Mix1 assets, amount	3,333	19,876,667		19,880,000
Net (Loss)			(32,771)	(32,771)
Ending Balance, Amount at Aug. 31, 2013	9,770	19,898,230	(60,771)	19,847,229
Ending Balance, Shares at Aug. 31, 2013	9,770,000
Common Stock issued for Cash at $1.50 per Share - net of issuance costs of $44,000, shares	495,000
Common Stock issued for Cash at $1.50 per Share - net of issuance costs of $44,000, amount	495	698,005		698,500
Common Stock issued for Services - Related Party, shares	167,139
Common Stock issued for Services - Related Party, amount	167	295,542		295,709
Common Stock issued for Services, shares	11,353
Common Stock issued for Services, amount	11	37,269		37,280
Common Stock issued for Directors & Officers Fees, shares	63,333
Common Stock issued for Directors & Officers Fees, amount	64	148,935		148,999
Common Stock issued for Exercise of Warrants, shares	373,971
Common Stock issued for Exercise of Warrants, amount	374	(374)
Value of Beneficial Conversion of Notes Payable		194,445		194,445
Value of Warrants issued with Convertible Debt		275,796		275,796
Net (Loss)			(1,995,519)	(1,995,519)
Ending Balance, Amount at Aug. 31, 2014	$ 10,881	$ 21,547,848	$ (2,056,290)	$ 19,502,439
Ending Balance, Shares at Aug. 31, 2014	10,880,796